Assets held for sale and liabilities directly associated with assets held for sale (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Assets held for sale and liabilities directly associated with assets held for sale
Non-current assets or disposal groups classified as held for sale	€ 44	€ 18
Tangible assets
Assets held for sale and liabilities directly associated with assets held for sale
Non-current assets or disposal groups classified as held for sale	€ 44	€ 18